UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
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Form 13F File Number: 28-05873
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
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Title:    President
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Phone:    631-979-2142
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Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02/12/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 63
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Form 13F Information Table Value Total: $ 101,762
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
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             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                       Common Stock    88579Y101    1,812,000    14,700     SOLE                           X
AT&T WIRELESS CORP       Common Stock    001957406      138,000    24,570     SOLE                           X
ABBOTT LABORATORIES      Common Stock    002824100    2,900,000    72,500     SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101      544,000    30,312     SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108    1,124,000    20,000     SOLE                           X
AMERICA ONLINE           Common Stock    02364J104    1,055,000    80,600     SOLE                           X
AMERICAN EXPRESS CO.     Common Stock    025816109      777,000    22,000     SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107    2,739,000    47,354     SOLE                           X
AMGEN INC.               Common Stock    031162100    3,719,000    76,940     SOLE                           X
AVON PRODUCTS            Common Stock    054303102    1,793,000    33,300     SOLE                           X
BARR LABS                Common Stock    068306109      696,000    10,700     SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109    1,397,000    49,900     SOLE                           X
BRISTOL-MYERS SQUIBB     Common Stock    110122108      826,000    35,700     SOLE                           X
CAPITAL ONE FINANCIAL    Common Stock    14040H105    1,084,000    36,500     SOLE                           X
CHIRON CORPORATION       Common Stock    170040109      225,000     6,000     SOLE                           X
CHUBB INSURANCE          Common Stock    171232101    1,054,000    20,200     SOLE                           X
CIENA CORPORATION        Common Stock    171779101       82,000    16,000     SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102      670,000    51,148     SOLE                           X
CITIGROUP                Common Stock    172967101    2,209,000    62,801     SOLE                           X
COCA COLA                Common Stock    191216100    3,010,000    68,675     SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104      899,000    26,100     SOLE                           X
CORNING INC.             Common Stock    219350105      166,000    50,300     SOLE                           X
CORVIS CORPORATION       Common Stock    221009103        8,000    11,500     SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106      655,000    40,200     SOLE                           X
DONALDSON CORP           Common Stock    257651109      950,000    26,400     SOLE                           X
EMC CORP                 Common Stock    268648102      299,000    48,801     SOLE                           X
EXXON MOBIL              Common Stock    30231G102    4,587,000   131,286     SOLE                           X
FEDERAL NATL. MTG.       Common Stock    313586109    1,479,000    23,000     SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103    2,531,000   103,980     SOLE                           X
GILLETTE COMPANY         Common Stock    375766102    1,903,000    62,700     SOLE                           X
HOME DEPOT               Common Stock    437076102    1,727,000    71,911     SOLE                           X
HONEYWELL INTL           Common Stock    438516106      590,000    24,600     SOLE                           X
IBM CORPORATION          Common Stock    459200101    1,996,000    25,756     SOLE                           X
IMPATH INC.              Common Stock    45255G101      236,000    12,000     SOLE                           X
INTEL CORP.              Common Stock    458140100      928,000    59,640     SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C106        3,600    10,000     SOLE                           X
JP MORGAN CHASE & CO.    Common Stock    46625H100    1,985,000    82,720     SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104    6,037,000   112,400     SOLE                           X
KING PHARMACEUTICALS     Common Stock    495582108      385,000    22,400     SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108    1,905,000    30,000     SOLE                           X
LOCKHEED MARTIN CORP     Common Stock    539830109    1,380,000    23,900     SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107       58,000    46,168     SOLE                           X
MBNA CORP.               Common Stock    55262L100    1,546,000    81,328     SOLE                           X
MERCK & CO.              Common Stock    589331107    1,856,000    32,800     SOLE                           X
MERRILL LYNCH            Common Stock    590188108    1,745,000    46,000     SOLE                           X
MICROSOFT CORPORATION    Common Stock    594918104    1,059,000    20,500     SOLE                           X
MOTOROLA, INC.           Common Stock    620076109      359,000    41,600     SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104      303,000    30,300     SOLE                           X
NOKIA CORP               Common Stock    654902204      243,000    15,700     SOLE                           X
NORTEL NETWORKS          Common Stock    656568102       39,000    24,500     SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105    2,829,000   262,000     SOLE                           X
PAYCHEX INC              Common Stock    704326107    2,033,000    72,875     SOLE                           X
PEPSICO                  Common Stock    713448108      532,000    12,605     SOLE                           X
PFIZER                   Common Stock    717081103    3,329,000   108,900     SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109    2,750,000    32,000     SOLE                           X
QUALCOMM                 Common Stock    747525103    1,360,000    37,400     SOLE                           X
RYAN'S FAMILY STEAKHOUSE Common Stock    783519101      580,000    51,150     SOLE                           X
SUN MICROSYSTEMS         Common Stock    866810104       31,100    10,000     SOLE                           X
TOOTSIE ROLL INDUSTRIES  Common Stock    890516107      331,000    10,800     SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   15,669,000   248,400     SOLE                           X
VERIZON                  Common Stock    92343V104    1,376,000    35,511     SOLE                           X
WM WRIGLEY JR. CO.       Common Stock    982526105    1,981,000    36,100     SOLE                           X
WATERS CORP              Common Stock    941848103    3,249,000   149,200     SOLE                           X